Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Stock based compensation		$ 142,000	$ 203,000
Intangibles		719,000	908,000
Net operating loss carryforwards		10,775,000	8,147,000
Lease liabilities		80,000	138,000
Capitalized research expenditures		367,000	354,000
Bad debt reserve		21,000
Other		9,000	8,000
Total deferred tax assets		12,113,000	9,758,000
Depreciation		(683,000)	(872,000)
Prepaid assets		(47,000)	(34,000)
Right-of-Use asset		(75,000)	(132,000)
Total deferred tax liabilities		(805,000)	(1,038,000)
Deferred Tax Assets		11,308,000	8,720,000
Less: valuation allowance		(11,308,000)	(8,720,000)
Net deferred tax asset recorded
Less: valuation allowance		$ 11,308,000	$ 8,720,000